CONTINGENCIES AND COMMITMENTS (Tables)	9 Months Ended
May 31, 2021
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$ 126	$ 172	$ —	$ —	$ 298
Environmental bonds	44	87	87	—	218
Convertible Notes (Note 6)(1)	1,374	20,677	—	—	22,051
Sprott Facility (Note 5)(1),(2)	2,564	10,310	—	—	12,874
Totals	$ 4,108	$ 31,246	$ 87	$ —	$ 35,441

Notes:

(1) Includes unamortized deferred finance fees.

(2) The Company has deferred payment of $10 million for one year